Leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Finance lease receivables	R$ 236,341	R$ 238,646
Current portion	(29,886)	(30,643)
Non-current portion	206,455	208,003
LT Amazonas [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	177,569	179,305
Sublease Stores [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	R$ 58,772	R$ 59,341